GOODWILL - Changes in the net carrying amount of goodwill - Cost roll forward (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill
Goodwill at beginning of period	$ 535,932
Goodwill at end of period	535,932	$ 535,932
Cost
Goodwill
Goodwill at beginning of period	569,243	482,175
Business acquisition	0	87,068
Goodwill at end of period	$ 569,243	$ 569,243